Consolidated Statements of Cash Flows $ in Thousands, $ in Millions	12 Months Ended
	Dec. 31, 2022 MXN ($)	Dec. 31, 2021 MXN ($)	Dec. 31, 2020 MXN ($)
Operating Activities:
(Loss) Income before income taxes from continued operations	$ (12,165,823)	$ 2,441,939	$ (4,930,943)
Income before income taxes from discontinued operations	75,416,214	11,658,624	10,461,667
Adjustments to reconcile income before income taxes to net cash provided by operating activities:
Share of loss (income) of associates and joint ventures	7,378,249	(3,671,877)	5,739,668
Depreciation and amortization	21,239,306	21,418,369	21,260,787
Other amortization of assets	353,232	329,144	380,863
Impairment of long-lived assets		225,136	40,803
Gain on disposition of property and equipment	(131,683)	(279,593)	(74,175)
Impairment loss on trade notes and accounts receivable, and other receivables	1,172,555	1,276,990	1,387,431
Post-employment benefits	151,389	259,291	292,026
Interest income	(89,268)	(60,174)	(72,861)
Share-based compensation expense	1,665,909	1,088,413	984,356
Other finance loss (income), net	110,739	1,183,180	(89,323)
Gain on disposition of discontinued operations	(75,192,421)
Gain on disposition of investments, net		(4,547,029)	(789,873)
Cancellation of provision			691,221
Interest expense	9,459,377	9,135,531	10,482,168
Lawsuit settlement agreement	418,734
Unrealized foreign exchange (gain) loss, net	(999,499)	1,805,986	(2,596,198)
Total	28,787,010	42,263,930	43,167,617
(Increase) decrease in trade notes and accounts receivable	(4,176,638)	(2,000,397)	634,108
Decrease (increase) in transmission rights and programming	1,241,568	(6,049,514)	(54,274)
Decrease (increase) in due from related parties, net	4,987,868	18,959	(393,631)
Increase in inventories	(588,954)	(571,281)	(522,003)
Increase in other accounts and notes receivable and other current assets	(2,217,989)	(2,882,822)	(2,469,724)
(Decrease) increase in trade accounts payable and accrued expenses	(122,945)	850,760	1,065,101
Increase in deferred revenue, customer deposits and advances	267,237	3,060,769	185,143
(Decrease) increase in other liabilities and taxes payable	(3,027,186)	2,877,152	(96,832)
(Decrease) increase in post-employment benefits	(564,382)	923,196	326,892
Income taxes paid	(12,118,014)	(9,166,602)	(8,681,478)
Total	(16,319,435)	(12,939,780)	(10,006,698)
Net cash provided by operating activities	12,467,575	29,324,150	33,160,919
Investing activities:
Disposition of investments in financial instruments		2,014,371	3,155,643
Disposition of OCEN and Radiopolis		4,625,291	1,248,000
Proceeds from disposition of discontinued operations	66,095,454
Long-term credit with related party	(5,738,832)
Disposition or investment in joint ventures	(7,922)	122,227	125,624
Dividends from preferred shares	752,556
Release of holdback payment of OCEN	364,420
Investment in other equity instruments		(1,122,178)	(602,466)
Dividends received	10,000	10,000
Investments in property, plant and equipment	(17,315,387)	(23,267,847)	(20,131,738)
Disposition of property, plant and equipment	264,163	672,424	1,520,417
Non-current trade account receivable	87,663
Other investments in intangible assets	(1,807,183)	(1,899,464)	(1,235,177)
Net cash provided by (used in) investing activities	42,704,932	(18,845,176)	(15,919,697)
Financing activities:
Partial prepayment of Senior Notes due 2025, 2045 and 2049	(10,099,581)
Prepayment of long-term loans from Mexican banks	(6,000,000)
Proceeds from Mexican banks long-term loans		2,650,000
Repayment of Mexican peso debt	(610,403)	(242,489)	(492,489)
Prepayment of Mexican peso debt related to Sky		(1,750,000)	(2,750,000)
Payments of lease liabilities	(699,263)	(646,527)	(668,277)
Other payments of lease liabilities	(991,048)	(1,082,226)	(953,771)
Prepayment of other notes payable			(1,324,063)
Interest paid	(8,893,000)	(8,258,243)	(9,455,387)
Funding for acquisition of shares of the Long-term Retention Plan	(648,242)	(328,500)	(197,000)
Repurchases of CPOs under a share repurchase program	(629,326)		(195,597)
Repurchase of capital stock	(980,410)	(774,073)	(111,979)
Sale of capital stock	980,410	774,073	111,979
Dividends paid	(1,053,392)	(1,053,392)
Dividends paid of non-controlling interests		(328,774)	(1,420,477)
Derivative financial instruments	(145,131)	(2,692,241)	1,261,845
Net cash used in financing activities	(29,769,386)	(13,732,392)	(16,195,216)
Effect of exchange rate changes on cash and cash equivalents	(100,344)	23,540	(11,516)
Net increase (decrease) in cash and cash equivalents	25,302,777	(3,229,878)	1,034,490
Cash and cash equivalents related to assets held for sale			571,338
Cash and cash equivalents at beginning of year	25,828,215	29,058,093	27,452,265
Cash and cash equivalents at end of year	$ 51,130,992	$ 25,828,215	$ 29,058,093